OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Components of other non-current assets:
Operating lease right-of-use-assets	$ 899	$ 2,758	$ 3,400
Other	859	0
Other non-current assets	$ 10,494	$ 2,758
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other non-current assets	Other non-current assets	Other non-current assets
Interest rate swap
Components of other non-current assets:
Market-to-market asset on interest rate swaps	$ 8,736	$ 0